INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 804,332,315		$ 926,355,460
Land		80,926,445		92,169,960
Other assets		95,869,177		102,647,493
Total Assets		981,127,937		1,121,172,913
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		695,075,698		786,714,302
Accounts payable and accrued expenses		34,451,133		36,047,804
Other liabilities		102,740,402		115,855,204
Liabilities		832,267,233		938,617,310
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	126,874,565	126,874,565	148,649,025	148,649,025
Other partners		21,986,139		33,906,578
Partners Capital		148,860,704		182,555,603
Liabilities and Stockholders Equity		981,127,937		1,121,172,913
Series Twenty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		7,618,706		10,155,776
Land		599,606		839,313
Other assets		1,664,413		2,037,492
Total Assets		9,882,725		13,032,581
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		9,608,148		12,212,275
Accounts payable and accrued expenses		329,159		287,009
Other liabilities		1,700,962		1,510,700
Liabilities		11,638,269		14,009,984
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,664,860)	(1,664,860)	(1,025,743)	(1,025,743)
Other partners		(90,684)		48,340
Partners Capital		(1,755,544)		(977,403)
Liabilities and Stockholders Equity		9,882,725		13,032,581
Series Twenty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,797,230		7,435,846
Land		1,464,660		1,479,930
Other assets		952,337		958,988
Total Assets		9,214,227		9,874,764
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		8,521,356		9,290,488
Accounts payable and accrued expenses		179,419		237,223
Other liabilities		2,440,457		2,415,769
Liabilities		11,141,232		11,943,480
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(2,415,187)	(2,415,187)	(2,627,143)	(2,627,143)
Other partners		488,182		558,427
Partners Capital		(1,927,005)		(2,068,716)
Liabilities and Stockholders Equity		9,214,227		9,874,764
Series Twenty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		9,721,998		11,693,373
Land		1,344,018		1,491,429
Other assets		1,964,231		2,228,323
Total Assets		13,030,247		15,413,125
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,309,139		14,767,873
Accounts payable and accrued expenses		637,925		570,521
Other liabilities		1,055,528		1,168,419
Liabilities		13,002,592		16,506,813
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(692,188)	(692,188)	(1,754,027)	(1,754,027)
Other partners		719,843		660,339
Partners Capital		27,655		(1,093,688)
Liabilities and Stockholders Equity		13,030,247		15,413,125
Series Twenty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		19,251,212		20,247,856
Land		1,783,889		1,783,889
Other assets		4,399,562		4,154,081
Total Assets		25,434,663		26,185,826
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		16,321,731		16,539,887
Accounts payable and accrued expenses		4,039,613		3,652,531
Other liabilities		2,446,675		2,510,569
Liabilities		22,808,019		22,702,987
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,820,799	3,820,799	4,172,808	4,172,808
Other partners		(1,194,155)		(689,969)
Partners Capital		2,626,644		3,482,839
Liabilities and Stockholders Equity		25,434,663		26,185,826
Series Twenty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		5,598,176		11,286,698
Land		878,838		1,434,385
Other assets		825,223		1,629,582
Total Assets		7,302,237		14,350,665
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		6,832,986		11,818,235
Accounts payable and accrued expenses		145,054		1,119,077
Other liabilities		587,433		1,719,236
Liabilities		7,565,473		14,656,548
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(498,053)	(498,053)	(707,987)	(707,987)
Other partners		234,817		402,104
Partners Capital		(263,236)		(305,883)
Liabilities and Stockholders Equity		7,302,237		14,350,665
Series Twenty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		5,858,313		6,428,758
Land		467,216		574,158
Other assets		1,144,296		1,163,088
Total Assets		7,469,825		8,166,004
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,894,842		5,359,194
Accounts payable and accrued expenses		76,433		87,194
Other liabilities		47,680		49,675
Liabilities		5,018,955		5,496,063
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,742,786	2,742,786	2,902,589	2,902,589
Other partners		(291,916)		(232,648)
Partners Capital		2,450,870		2,669,941
Liabilities and Stockholders Equity		7,469,825		8,166,004
Series Twenty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		20,816,786		32,793,703
Land		2,065,095		2,736,095
Other assets		3,147,651		4,158,096
Total Assets		26,029,532		39,687,894
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		22,267,879		33,866,714
Accounts payable and accrued expenses		1,630,172		2,031,188
Other liabilities		2,463,351		4,245,607
Liabilities		26,361,402		40,143,509
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(892,719)	(892,719)	(794,010)	(794,010)
Other partners		560,849		338,395
Partners Capital		(331,870)		(455,615)
Liabilities and Stockholders Equity		26,029,532		39,687,894
Series Twenty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		27,102,078		35,113,113
Land		3,322,343		4,620,843
Other assets		3,457,512		4,632,865
Total Assets		33,881,933		44,366,821
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		24,935,837		30,744,793
Accounts payable and accrued expenses		742,660		842,519
Other liabilities		5,726,429		7,053,343
Liabilities		31,404,926		38,640,655
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,785,975	1,785,975	3,697,048	3,697,048
Other partners		691,032		2,029,118
Partners Capital		2,477,007		5,726,166
Liabilities and Stockholders Equity		33,881,933		44,366,821
Series Twenty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		31,466,642		38,832,314
Land		3,621,484		4,789,984
Other assets		3,997,916		4,805,771
Total Assets		39,086,042		48,428,069
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		25,796,598		30,729,775
Accounts payable and accrued expenses		1,453,624		1,536,518
Other liabilities		2,659,578		3,164,099
Liabilities		29,909,800		35,430,392
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,988,809	10,988,809	12,275,553	12,275,553
Other partners		(1,812,567)		722,124
Partners Capital		9,176,242		12,997,677
Liabilities and Stockholders Equity		39,086,042		48,428,069
Series Twenty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		30,182,087		38,929,438
Land		2,304,757		2,816,806
Other assets		4,409,048		4,579,225
Total Assets		36,895,892		46,325,469
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		31,239,682		36,131,872
Accounts payable and accrued expenses		1,548,536		1,888,155
Other liabilities		6,097,567		5,598,855
Liabilities		38,885,785		43,618,882
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,863,320)	(1,863,320)	3,152,798	3,152,798
Other partners		(126,573)		(446,211)
Partners Capital		(1,989,893)		2,706,587
Liabilities and Stockholders Equity		36,895,892		46,325,469
Series Thirty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		20,404,092		21,374,357
Land		1,352,199		1,352,199
Other assets		2,160,619		2,265,338
Total Assets		23,916,910		24,991,894
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		15,459,775		15,804,915
Accounts payable and accrued expenses		1,081,455		1,030,604
Other liabilities		2,599,052		2,590,111
Liabilities		19,140,282		19,425,630
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,934,488	2,934,488	3,536,671	3,536,671
Other partners		1,842,140		2,029,593
Partners Capital		4,776,628		5,566,264
Liabilities and Stockholders Equity		23,916,910		24,991,894
Series Thirty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		35,608,336		41,093,844
Land		3,396,946		3,922,117
Other assets		6,338,410		6,265,759
Total Assets		45,343,692		51,281,720
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		39,688,783		41,416,027
Accounts payable and accrued expenses		1,106,942		1,079,327
Other liabilities		4,006,594		4,801,867
Liabilities		44,802,319		47,297,221
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,869,144	2,869,144	5,984,448	5,984,448
Other partners		(2,327,771)		(1,999,949)
Partners Capital		541,373		3,984,499
Liabilities and Stockholders Equity		45,343,692		51,281,720
Series Thirty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		33,741,875		42,317,655
Land		2,860,802		2,921,802
Other assets		4,245,903		4,534,604
Total Assets		40,848,580		49,774,061
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		23,703,737		32,091,744
Accounts payable and accrued expenses		2,774,361		3,166,217
Other liabilities		3,393,544		3,536,003
Liabilities		29,871,642		38,793,964
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	7,350,065	7,350,065	7,889,060	7,889,060
Other partners		3,626,873		3,091,037
Partners Capital		10,976,938		10,980,097
Liabilities and Stockholders Equity		40,848,580		49,774,061
Series Thirty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		31,950,307		33,867,303
Land		3,784,552		3,784,552
Other assets		2,724,574		2,732,278
Total Assets		38,459,433		40,384,133
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		24,765,295		25,170,848
Accounts payable and accrued expenses		1,068,581		1,051,109
Other liabilities		2,423,976		2,578,374
Liabilities		28,257,852		28,800,331
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,123,123	6,123,123	6,631,014	6,631,014
Other partners		4,078,458		4,952,788
Partners Capital		10,201,581		11,583,802
Liabilities and Stockholders Equity		38,459,433		40,384,133
Series Thirty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		33,437,658		36,690,648
Land		4,280,809		4,488,809
Other assets		4,066,426		4,445,778
Total Assets		41,784,893		45,625,235
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		33,133,023		33,975,571
Accounts payable and accrued expenses		1,383,505		1,252,013
Other liabilities		5,207,301		5,399,661
Liabilities		39,723,829		40,627,245
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,201,872	4,201,872	6,421,777	6,421,777
Other partners		(2,140,808)		(1,423,787)
Partners Capital		2,061,064		4,997,990
Liabilities and Stockholders Equity		41,784,893		45,625,235
Series Thirty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		33,687,421		35,320,976
Land		3,572,523		3,572,523
Other assets		3,225,731		3,045,614
Total Assets		40,485,675		41,939,113
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		21,047,359		21,130,845
Accounts payable and accrued expenses		1,053,812		997,139
Other liabilities		7,923,562		8,062,155
Liabilities		30,024,733		30,190,139
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	7,847,853	7,847,853	8,546,415	8,546,415
Other partners		2,613,089		3,202,559
Partners Capital		10,460,942		11,748,974
Liabilities and Stockholders Equity		40,485,675		41,939,113
Series Thirty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		23,352,582		24,753,789
Land		2,013,180		2,013,180
Other assets		3,054,336		2,886,655
Total Assets		28,420,098		29,653,624
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		16,988,083		17,319,963
Accounts payable and accrued expenses		1,684,855		1,575,909
Other liabilities		726,794		650,137
Liabilities		19,399,732		19,546,009
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,473,823	5,473,823	5,956,113	5,956,113
Other partners		3,546,543		4,151,502
Partners Capital		9,020,366		10,107,615
Liabilities and Stockholders Equity		28,420,098		29,653,624
Series Thirty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		30,680,540		32,623,644
Land		2,423,561		2,423,561
Other assets		3,153,869		3,249,852
Total Assets		36,257,970		38,297,057
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		27,503,623		28,014,633
Accounts payable and accrued expenses		2,567,356		2,306,321
Other liabilities		6,209,057		5,733,250
Liabilities		36,280,036		36,054,204
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,441,918	1,441,918	3,977,333	3,977,333
Other partners		(1,463,984)		(1,734,480)
Partners Capital		(22,066)		2,242,853
Liabilities and Stockholders Equity		36,257,970		38,297,057
Series Thirty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		21,174,700		22,273,923
Land		1,581,706		1,581,706
Other assets		2,263,552		2,186,790
Total Assets		25,019,958		26,042,419
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		16,706,809		17,019,640
Accounts payable and accrued expenses		240,064		258,956
Other liabilities		2,719,890		2,458,570
Liabilities		19,666,763		19,737,166
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,631,361	6,631,361	7,110,408	7,110,408
Other partners		(1,278,166)		(805,155)
Partners Capital		5,353,195		6,305,253
Liabilities and Stockholders Equity		25,019,958		26,042,419
Series Thirty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		17,030,411		18,013,620
Land		1,238,488		1,238,488
Other assets		1,848,616		1,768,336
Total Assets		20,117,515		21,020,444
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		13,180,160		13,422,946
Accounts payable and accrued expenses		341,876		343,231
Other liabilities		2,931,884		2,675,710
Liabilities		16,453,920		16,441,887
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,757,809	3,757,809	4,345,091	4,345,091
Other partners		(94,214)		233,466
Partners Capital		3,663,595		4,578,557
Liabilities and Stockholders Equity		20,117,515		21,020,444
Series Forty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		52,009,241		54,364,315
Land		5,081,041		5,081,041
Other assets		4,514,209		4,198,978
Total Assets		61,604,491		63,644,334
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		44,835,269		45,658,503
Accounts payable and accrued expenses		1,667,029		1,378,312
Other liabilities		6,319,795		6,783,138
Liabilities		52,822,093		53,819,953
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	9,156,562	9,156,562	9,851,637	9,851,637
Other partners		(374,164)		(27,256)
Partners Capital		8,782,398		9,824,381
Liabilities and Stockholders Equity		61,604,491		63,644,334
Series Forty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		62,749,098		65,958,262
Land		7,916,005		8,000,805
Other assets		6,419,595		6,479,223
Total Assets		77,084,698		80,438,290
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		59,205,981		61,327,803
Accounts payable and accrued expenses		1,482,716		1,254,339
Other liabilities		6,264,564		7,521,451
Liabilities		66,953,261		70,103,593
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,521,445	4,521,445	5,233,289	5,233,289
Other partners		5,609,992		5,101,408
Partners Capital		10,131,437		10,334,697
Liabilities and Stockholders Equity		77,084,698		80,438,290
Series Forty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		54,155,724		56,579,992
Land		7,059,765		7,059,765
Other assets		6,402,555		6,664,563
Total Assets		67,618,044		70,304,320
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		46,084,051		46,947,999
Accounts payable and accrued expenses		2,745,285		2,644,758
Other liabilities		5,776,778		6,437,492
Liabilities		54,606,114		56,030,249
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	7,912,993	7,912,993	8,217,323	8,217,323
Other partners		5,098,937		6,056,748
Partners Capital		13,011,930		14,274,071
Liabilities and Stockholders Equity		67,618,044		70,304,320
Series Forty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		56,978,000		59,664,991
Land		6,704,151		6,704,151
Other assets		5,412,878		5,245,799
Total Assets		69,095,029		71,614,941
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		47,780,026		47,842,185
Accounts payable and accrued expenses		1,743,541		1,810,519
Other liabilities		6,746,944		7,744,436
Liabilities		56,270,511		57,397,140
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,970,591	10,970,591	11,194,690	11,194,690
Other partners		1,853,927		3,023,111
Partners Capital		12,824,518		14,217,801
Liabilities and Stockholders Equity		69,095,029		71,614,941
Series Forty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		40,573,656		54,857,440
Land		3,130,916		6,053,669
Other assets		3,902,028		4,773,751
Total Assets		47,606,600		65,684,860
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		41,159,992		55,297,673
Accounts payable and accrued expenses		676,387		1,363,325
Other liabilities		6,607,924		9,455,928
Liabilities		48,444,303		66,116,926
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,290,114	3,290,114	2,271,066	2,271,066
Other partners		(4,127,817)		(2,703,132)
Partners Capital		(837,703)		(432,066)
Liabilities and Stockholders Equity		47,606,600		65,684,860
Series Forty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		51,826,015		72,021,820
Land		4,314,836		7,041,701
Other assets		6,284,278		7,674,657
Total Assets		62,425,129		86,738,178
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		37,037,554		57,679,981
Accounts payable and accrued expenses		1,431,634		1,748,945
Other liabilities		4,603,925		6,907,084
Liabilities		43,073,113		66,336,010
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	16,350,030	16,350,030	16,508,811	16,508,811
Other partners		3,001,986		3,893,357
Partners Capital		19,352,016		20,402,168
Liabilities and Stockholders Equity		62,425,129		86,738,178
Series Forty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		40,559,431		41,662,006
Land		2,363,059		2,363,059
Other assets		3,889,409		3,882,007
Total Assets		46,811,899		47,907,072
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		25,067,980		25,131,920
Accounts payable and accrued expenses		619,139		534,845
Other liabilities		3,053,158		3,083,565
Liabilities		28,740,277		28,750,330
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	14,729,332	14,729,332	15,681,993	15,681,993
Other partners		3,342,290		3,474,749
Partners Capital		18,071,622		19,156,742
Liabilities and Stockholders Equity		$ 46,811,899		$ 47,907,072